SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12. SHARE-BASED COMPENSATION

Predecessor Plans

Prior to the adoption of the 2024 Share Incentive Plan, the Company maintained several equity incentive plans, including the 2017, 2018, 2019, 2020, 2021, 2022, and 2024 Share Incentive Plans (collectively, the “Predecessor Plans”). These plans were designed to attract and retain key personnel through equity-based awards. As of December 31, 2025, no shares remained available for issuance under any of the Predecessor Plans.

2025 Omnibus Share Incentive Plan

On September 3, 2025, the Company adopted the 2025 Omnibus Share Incentive Plan (the “2025 Plan). The maximum aggregate number of ordinary shares of the Company authorized for issuance under the 2025 Plan is 18,810,820 ordinary shares plus (a) any returning shares which become available from time to time, plus (b) the sum of any shares which, but for the termination of the Predecessor Plans immediately prior to the effective date, were at such time reserved and available for issuance under the Predecessor Plans but not issued or subject to outstanding awards. As of December 31, 2025, 19,011,452 ordinary shares were available to issue under the 2025 Plan.

2025 Share Incentive Scheme

On September 3, 2025, the Company adopted the 2025 Share Incentive Scheme (the “2025 Scheme”). The maximum aggregate number of ordinary shares of the Company authorized for issuance under the 2025 Scheme is 13,238,741 ordinary shares.

Options

The Company’s stock option grants are subject to service-based vesting conditions, generally vest over a three- to four-year period, and have a ten-year contractual term. These stock options are accounted for as equity awards in accordance with ASC 718, Compensation—Stock Compensation and are subject to forfeiture until vested through continued employment or service with the Company.

The following is a summary of stock options activities during the years ended December 31, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2024	12,082,166	$1.45	9.1	$—
Granted(1)	19,207,847	1.47	—	—
Exercised	(347,843)	0.57	—	—
Forfeited	(1,643,477)	1.29	—	—
Expired	(941,339)	5.86	—	—
Outstanding as of December 31, 2025	28,357,355	$1.34	9.3	$15,395
Options vested and exercisable as of December 31, 2025	4,864,787	$1.42	8.4	$5,101

(1)
Included in the granted options were 15,989,193 options subject to both service-based and market-based vesting conditions tied to the Company’s share price at one or more specified thresholds (the “Market and Service-based Options”). As of December 31, 2025, 15,989,193 Market and Service-based Options remained outstanding.

Service-based Options

For the years ended December 31, 2025, 2024 and 2023, the Group recognized a total share-based compensation expense of $1.6 million, $(1.5) million and $5.1 million, respectively, related to awards with service-based vesting conditions (the “Service-based Options). The expense reduction for the year ended December 31, 2024 was largely driven by a significant reduction in headcount due to the shift in business strategy in 2024. As of December 31, 2025, total unamortized share-based compensation expense related to unvested Service-based Options was $6.8 million, which is expected to be recognized over a weighted-average period of 3.3 years.

The total intrinsic value of Service-based Options exercised during the year ended December 31, 2025 was $0.4 million. No Service-based Options were exercised during the years ended December 31, 2024 and 2023.

During the years ended December 31, 2025 and 2024, the Group estimated the fair value of Service-based Options using the Black Scholes Option Pricing Model (“BSOPM”) on the grant dates. During the year ended December 31, 2023 the Group estimated the fair value of Service-based Options using the BSOPM and Binomial Option Pricing Model (“BOPM”) on the grant dates. The weighted average grant-date fair value per ordinary share of Service-based Options granted during the years December 31, 2025, 2024, and 2023 was $1.99, $0.47, and $1.26, respectively.

The BSOPM and BOPM require a number of assumptions in order to derive a fair value determination for each type of award. Expected volatility is derived from a combination of the historical volatilities of the Group and select publicly traded peers for a period consistent with the underlying instrument’s expected term. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield curve of a zero-coupon, U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. The expected exercise multiple is estimated as the average ratio of the stock price to the exercise price when employees decide to voluntarily exercise their vested options. Dividend yield is based on the Group’s history and expected future actions. The Group has historically not paid dividends and has no foreseeable plans to pay dividends.

The assumptions used in the valuation models were as follows:

	Years ended December 31,
	2025	2024
Fair value of ordinary shares	$2.41	$0.71
Weighted average expected term (years)	6.5	5.9
Weighted average expected volatility	91.7%	87.2%
Risk-free interest rate	3.8%	4.4%
Dividend yield	—	—

Year ended December 31, 2023
Weighted average expected volatility	59.2%
Risk-free interest rate	3.9%
Exercise multiple	2.8
Time to maturity	10
Dividend yield	—

Market and Service-based Options

Compensation expense for the Market and Service-based Options will be recognized over the vesting period of the awards based on the fair value of the award at the grant date, regardless of whether the market condition is satisfied. The fair value of Market and Service-based Options granted is estimated using a Monte Carlo simulation to address the path-dependent nature of the market-based vesting conditions. Based on the award term, equity value, expected volatility, risk-free rate, and a series of random variables with a normal distribution, the future equity value was simulated. Each trial within the simulation includes assumptions of achieving a per share valuation level of the Company’s Ordinary Share Equivalents as stipulated in the agreement to determine whether the market-based conditions are met resulting in vesting or not, and the future value of the award. Ordinary Share Equivalent refers to the number of ordinary shares into which an option, RSU, or other equity-based instrument would convert at the election of the holder on a proportional basis, considering the ratio of ADS to ordinary shares. Our ADSs are publicly traded, whereas our ordinary shares are not. The valuation of stock options, RSUs, or other equity-based instruments is based on the implied ordinary share price, derived from the market price of ADSs, adjusted for the ADS-to-ordinary-share conversion ratio and any applicable differences in liquidity, marketability, or other relevant factors.

For the year ended December 31, 2025, the Group recognized a total share-based compensation expense of $3.2 million related to Market and Service-based Options. The Group did not record any share-based compensation expense related to the Market and Service-based Options for the year ended December 31, 2024 and 2023. As of December 31, 2025, total unamortized share-based compensation expense related to unvested Market and Service-based Options was $22.8 million, which is expected to be recognized over a weighted-average period of 2.5 years.

The weighted-average grant date fair value of the Market and Service-based Options granted during the year ended December 31, 2025 was $1.63.

No Market and Service-based Options were granted during the years ended December 31, 2024 and 2023.

The assumptions used in the valuation model were as follows:

Year ended December 31, 2025
Fair value of ordinary shares	$1.97
Weighted average expected term (years)	2.8
Weighted average expected volatility	82.5%
Risk-free interest rate	3.8%
Dividend Yield	—

RSUs

The Company grants RSUs to employees and non-employee directors. RSUs are subject to service-based vesting conditions and generally vest over a three- to four-year period. The fair value of RSUs is measured at the grant date based on the market price of the Company’s stock and is recognized as compensation expense over the vesting period.

The following is a summary of RSU activities during the years ended December 31, 2025:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2024(1)	5,377,416	$0.75
Granted	1,347,209	1.74
Vested	(910,939)	1.39
Forfeited	(554,621)	1.33
Unvested as of December 31, 2025(1)	5,259,065	$0.83

(1)
Included in the unvested awards as of December 31, 2025 and 2024 were 2,863,500 units that will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of December 31, 2025, 2,863,500 Market-based Units remained outstanding.

Time-based Units

For the years ended December 31, 2025, 2024 and 2023, the Group recorded a total share-based compensation expense of $0.6 million, $(1.9) million and $5.8 million, respectively, related to awards with service-based vesting conditions (the “Time-based Units”). The expense reduction for the year ended December 31, 2024 was largely driven by a reduction in headcount due to the shift in business strategy in 2024. As of December 31, 2025, total unamortized share-based compensation expense related to unvested Time-based Units was $2.2 million, which is expected to be recognized over a weighted-average period of 1.9 years.

The weighted-average grant date fair value of the Time-based Units granted during the years ended December 31, 2025, 2024 and 2023 was $1.74, $0.76 and $10.05, respectively.

Performance-based Units

For the year ended December 31, 2024, the Group recorded a total share-based compensation expense of $0.7 million related to the Performance-based Units. The Group did not record any share-based compensation expense related to the Performance-based Units for the years ended December 31, 2025 and 2023. As of December 31, 2025, the Group did not have any unamortized share-based compensation expense related to unvested Performance-based Units.

The weighted-average grant date fair value of the Performance-based Units granted during the year ended December 31, 2024 was $0.76. No Performance-based Units were granted during the years ended December 31, 2025 and 2023.

Market-based Units

Compensation expense for the Market-based Units will be recognized over the vesting period of the awards based on the fair value of the award at the grant date, regardless of whether the market condition is satisfied. The fair value of Market-based Units granted is estimated using a Monte Carlo simulation.

For the years ended December 31, 2025 and 2024, the Group recognized total share-based compensation expense of $0.3 million and less than $0.1 million, respectively, of share-based compensation expense related to the Market-based Units. The Group did not record any share-based compensation expense related to the Market-based Units for the year ended December 31, 2023. As of December 31, 2025, total unamortized share-based compensation expense related to the Market-based Units was $0.8 million, which is expected to be recognized over a period of 3.1 years.

The weighted-average grant date fair value of the Market-based Units granted during the year ended December 31, 2024 was $0.40. No Market-based Units were granted during the years ended December 31, 2025 and 2024.

The assumptions used in the valuation model were as follows:

Year ended December 31, 2024
Fair value of common stock	$0.47
Weighted average expected term (years)	4.2
Weighted average expected volatility	85.0%
Risk-free interest rate	4.4%
Dividend yield	—

For the year ended December 31, 2025, the Group recognized total share-based compensation expense of $0.3 million related to shared based awards from a consolidated voting interest entity.

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items in the consolidated statements of comprehensive loss:

	Year Ended December 31,
	2025	2024	2023
Research and development expenses	$307	$1,576	$2,884
Administrative expenses	5,667	(3,525)	7,355
Equity in loss of affiliate	—	(674)	682
Total	$5,974	$(2,623)	$10,921